Management Report - Corporate Divisions - Corporate & Investment Bank (Detail) - Corporate & Investment Bank [Member] - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Net revenues [Abstract]
Global Transaction Banking		€ 3,834	€ 3,917		€ 4,419
Equity Origination		362	396		405
Debt Origination		1,081	1,327		1,393
Advisory		493	508		495
Origination and Advisory		1,935	2,232		2,292
Sales & Trading (Equity)		1,957	2,233		2,751
Sales & Trading (FIC)		5,361	6,447		7,066
Sales & Trading		7,317	8,680		9,817
Other		(40)	(601)		235
Total net revenues		13,046	14,227		16,764
Provision for credit losses		120	213		816
Noninterest expenses [Abstract]
Compensation and benefits		3,970	4,364		4,062
General and administrative expenses		8,115	8,441		9,280
Impairment of goodwill and other intangible assets		0	6		285
Restructuring activities		287	81		299
Total noninterest expenses		12,372	12,892		13,926
Noncontrolling interests		24	26		49
Income (loss) before income taxes		€ 530	€ 1,096		€ 1,973
Cost/income ratio		94.80%	90.60%		83.10%
Assets	[1]	€ 988,531	€ 1,127,028		€ 1,201,894
Risk-weighted assets	[2],[3]	236,306	231,574		237,596
Average shareholders equity	[4]	€ 43,427	€ 44,197		€ 40,312
Post-tax return on average tangible shareholders equity		0.90%	1.80%	[5]	3.40%	[5]
Post-tax return on average shareholders equity	[5]	0.90%	1.60%		3.20%

[1]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.
[2]	Risk-weighted assets and capital ratios are based upon CRR/CRD 4 fully-loaded.
[3]	Risk-weighted assets and capital ratios are based upon CRR/CRD4 fully-loaded.
[4]	See Measurement of Segment Profit or Loss above for a description of how average shareholders' equity is allocated to the divisions.
[5]	The post-tax return on average tangible shareholders equity and average shareholders equity at the Group level reflects the reported effective tax rate for the Group, which was 74%for the year ended December31, 2018. For the post-tax return on average tangible shareholders equity and average shareholders equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28% for the year ended December31, 2018.